Basis of preparation	6 Months Ended
Jun. 30, 2018
Basis of preparation [Abstract]
Basis of preparation
Note 2. - Basis of preparation

The accompanying unaudited consolidated condensed interim financial statements represent the consolidated results of the Company and its subsidiaries.

The Company entered into an agreement with Abengoa on June 13, 2014 (the “ROFO Agreement”), as amended and restated on December 9, 2014, that provides the Company with a right of first offer on any proposed sale, transfer or other disposition of any of Abengoa’s contracted renewable energy, efficient natural gas, electric transmission or water assets in operation and located in the United States, Canada, Mexico, Chile, Peru, Uruguay, Brazil, Colombia and the European Union, as well as four assets in selected countries in Africa, the Middle East and Asia.

The Company elected to account for the assets acquisitions under the ROFO Agreement using the Predecessor values as long as Abengoa had control over the Company, given that these were transactions between entities under common control. Any difference between the consideration given and the aggregate book value of the assets and liabilities of the acquired entities as of the date of the transaction has been reflected as an adjustment to equity.

Abengoa has not had control over the Company since December 31, 2015. Therefore, any acquisition from Abengoa is accounted for in the consolidated accounts of Atlantica Yield since December 31, 2015, in accordance with IFRS 3, Business Combinations.

The Company’s annual consolidated financial statements as of December 31, 2017, were approved by the Board of Directors on February 27, 2018.

These consolidated condensed interim financial statements are presented in accordance with International Accounting Standards (“IAS”) 34, “Interim Financial Reporting”. In accordance with IAS 34, interim financial information is prepared solely in order to update the most recent annual consolidated financial statements prepared by the Company, placing emphasis on new activities, occurrences and circumstances that have taken place during the six-month period ended June 30, 2018 and not duplicating the information previously published in the annual consolidated financial statements for the year ended December 31, 2017. Therefore, the consolidated condensed interim financial statements do not include all the information that would be required in complete consolidated financial statements prepared in accordance with the IFRS-IASB (“International Financial Reporting Standards-International Accounting Standards Board”). In view of the above, for an adequate understanding of the information, these consolidated condensed interim financial statements must be read together with Atlantica’s consolidated financial statements for the year ended December 31, 2017 included in the 2017 20-F.

In determining the information to be disclosed in the notes to the consolidated condensed interim financial statements, Atlantica, in accordance with IAS 34, has taken into account its materiality in relation to the consolidated condensed interim financial statements.

The consolidated condensed interim financial statements are presented in U.S. dollars, which is the Company’s functional and presentation currency. Amounts included in these consolidated condensed interim financial statements are all expressed in thousands of U.S. dollars, unless otherwise indicated.

Certain prior period amounts have been reclassified to conform to the current period presentation.

Application of new accounting standards

a)	Standards, interpretations and amendments effective from January 1, 2018 under IFRS-IASB, applied by the Company in the preparation of these consolidated condensed interim financial statements:

·	IFRS 9 ‘Financial Instruments’
·	IFRS 15 ‘Revenues from contracts with Customers’
·	IFRS 15 (Clarifications) ‘Revenues from contracts with Customers’
·	IFRS 16 ‘Leases’. This Standard is applicable for annual periods beginning on or after January 1, 2019 under IFRS-IASB, earlier application is permitted, but conditioned to the application of IFRS 15.
·	IFRS 2 (Amendment) ‘Classification and Measurement of Share-based Payment Transactions’.
·	IFRS 4 (Amendment). Applying IFRS 9 ‘Financial Instruments’ with IFRS 4 ‘Insurance Contracts’.
·	Annual Improvements to IFRSs 2015-2017 cycles.
·	IFRIC 22 Foreign Currency Transactions and Advance Consideration.
·	IAS 40 (Amendment). Transfers of Investment Property. This amendment is mandatory for annual periods beginning on or after January 1, 2018 under IFRS-IASB, earlier application is permitted.
·
IAS 28 (Amendment). Long-term Interests in Associates and Joint Ventures. This amendment is mandatory for annual periods beginning on or after January 1, 2018 under IFRS-IASB, earlier application is permitted.

The applications of these amendments have not had any material impact on these consolidated condensed interim financial statements.

In relation to IFRS 15, IFRS 9 and IFRS 16, the Company performed following analysis:

IFRS 15 ‘Revenues from contracts with Customers’

In May 2014, the IASB (International Accounting Standards Board) published IFRS 15 “Recognition of Revenue from Contracts with Customers”. This Standard brings together all the applicable requirements and replaces the current standards for recognizing revenue: IAS 11 Construction Contracts, IAS 18 Revenue, IFRIC 13 Customer Loyalty Program, IFRIC 15 Agreements for the Construction of Real Estate, IFRIC 18 Transfers of Assets from Customers and SIC-31 Revenue—Barter Transactions Involving Advertising Services.

The new requirements may lead to changes in the current revenue profile, since the Standard’s main principle is that the Company must recognize its revenue in accordance with the transfer of goods or services to the customers in an amount which reflects the consideration that the Company expects to receive in exchange for these goods or services. The model laid out by the Standard is structured in five steps:

·	Step 1: Identifying the contract with the customer.

·	Step 2: Identifying the performance obligations.

·	Step 3: Determining the transaction price.

·	Step 4: Assigning the transaction price in the performance obligations identified in the contract.

·	Step 5: Recognition of revenue when (or as) the Company performs the performance obligations.

Contracted concessional assets and price purchase agreements (PPAs) include fixed assets financed through project debt, related to service concession arrangements recorded in accordance with International Financial Reporting Interpretations Committee 12 (“IFRIC 12”), except for Palmucho, which is recorded in accordance with IAS 17 and PS10, PS20 and Seville PV, which are recorded as tangible assets in accordance with IAS 16. The infrastructures accounted for by the Company as concessions are related to the activities concerning electric transmission lines, solar electricity generation plants, efficient natural gas plants, wind farms and water plants.

Currently, assets recorded in accordance with IFRIC 12 are classified as intangible assets or as financial assets, depending on the nature of the payment entitlements established in the contracts.

According to IFRS 15, the Company should assess the goods and services promised in the contracts with the customers and shall identify as a performance obligation each promise to transfer to the customer a good or service (or a bundle of goods or services).

In the case of contracts related to financial assets, the Company has identified two performance obligations (construction and operation of the asset). The contracts state that each service (construction and operation) has its own transaction price. For this reason, both performance obligations are separately identifiable in the context of the contract. The Company must allocate the total consideration to be received by the contract to each performance obligation. As mentioned above, the different services performed have been identified as two different performance obligations (construction and operation). Each performance obligation has its own transaction price stated in the contract. Such transaction prices are agreed in the contract by the parties in an orderly transaction, with no interrelation between both transaction prices and therefore correspond to the fair value of the goods and services provided in each case. As a result, for IFRS 15 purposes, the total transaction price will be allocated to each performance obligation in accordance with the two transaction prices stated within the contract, as they represent the respective fair values of the identified performance obligations.

For the assets classified as intangible assets, the Company has identified the same performance obligations, (construction and operation), but in this case the consideration received by the Company for the construction services is a license. The grantor makes a non-cash payment for the construction services by giving the operator an intangible asset. When allocating fair value for IFRS 15 purposes, the Company will recognize as revenue for the first performance obligation the fair value of the construction services, and the amount corresponding to the sales of energy as the fair value of second performance obligation (operation).

Additionally, in both cases, the services are satisfied over time. All the concessional assets of the Company are in operation and the Company satisfies the performance obligations and recognizes revenue over time. The same conclusion applies to concessional assets that are classified as tangible assets or leases.

IFRS 15 also incorporates specific criteria to determine which costs relating to a contract should be capitalized by distinguishing between incremental costs of obtaining a contract and costs associated with fulfilling a contract. No significant costs of obtaining a contract or compliance (other than those that are already capitalized) have been identified.

As the practice for revenue recognition applied until December 31, 2017, is consistent with the analysis above under IFRS 15, the Company considers that the adoption of this standard has no impact in the consolidated financial statements of the Company.

Also, the Company adopted IFRS 15 applying the full retrospective method to each prior reporting period presented, but without changes in the comparative reporting periods as the adoption of the standard has no effect in the financial statements.

IFRS 9 ‘Financial Instruments’

IFRS 9 Financial Instruments issued on 24 July 2014 is the IASB’s replacement of IAS 39 Financial Instruments: Recognition and Measurement. The standard addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces new rules for hedge accounting and a new impairment model for financial assets. The Company adopted the standard as of January 1, 2018, including the new requirements for hedge accounting. The Company adopted retrospectively without re-expressing comparative periods. The analysis performed by the Company is as follows:

-	Classification and measurement of financial instruments:

a)        Financial assets IFRS 9 classifies all financial assets that are currently in the scope of IAS 39 into two categories:  amortized cost and fair value. Where assets are measured at fair value, gains and losses are either recognized entirely in profit or loss (fair value through profit or loss, “FVTPL”), or recognized in other comprehensive income (fair value through other comprehensive income, “FVTOCI”). The new guidance has no significant impact on the classification and measurement of the financial assets of the Company as the vast majority of financial assets (except for derivatives) are currently measured at amortized cost, and meet the conditions for classification at amortized cost under IFRS 9. As a result, the Company maintained this classification.

b)        Financial liabilities: IFRS 9 does not change the basic accounting model for financial liabilities under IAS 39. Two measurement categories continue to exist: FVTPL and amortized cost. Financial liabilities held for trading are measured at FVTPL, and all other financial liabilities are measured at amortized cost unless the fair value option is applied. As a result, the Company concluded that there is no significant impact on the consolidated financial statements.

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The new impairment model requires the recognition of impairment provisions based on expected credit losses (“ECL”) rather than only incurred credit losses as is the case under IAS 39. The Company reviewed its portfolio of financial assets subject to the new model of impairment under the new methodology (using credit default swaps, rating from credit agencies and other external inputs in order to estimate the probability of default), and recorded an adjustment to the opening balance sheet of these consolidated financial statements as detailed below in the table showing the adjustments arising from the application of IFRS 9.

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The accounting for certain modifications and exchanges of financial liabilities measured at amortized cost (e.g. bank loans and issued bonds) changes on the transition from IAS 39 to IFRS 9. This change arises from a clarification by the IASB in the Basis for Conclusions of IFRS 9. Under IFRS 9 it is now clear that there can be an effect in the income statement for modification and exchanges of financial liabilities that are considered “non-substantial” (when the net present value of the cash flows, including any fees paid net of any fees received, is lower than 10% different from the net present value of the remaining cash flows of the liability prior to the modification, both discounted at the original effective interest rate). The Company reviewed retrospectively these transactions and recorded an adjustment to the opening balance sheet of these consolidated financial statements as detailed below in the table showing the adjustments arising from the application of IFRS 9.

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IFRS 9 also introduces changes in hedge accounting. The hedge accounting requirements in IFRS 9 are optional and tend to facilitate the use of hedge accounting by preparers of financial statements. As a result, the Company reviewed its portfolio of derivatives and recorded an adjustment to the opening balance sheet of these consolidated financial statements as detailed below in the table showing the adjustments arising from the application of IFRS 9.

The impact of applying IFRS 9 to the condensed interim financial statements for the six-month period ended June 30, 2018 is not significant.

IFRS 16 ‘Leases’

The IASB issued a new lease accounting standard, IFRS 16, in January 2016, which requires the recognition of lease contracts on the consolidated statement of financial position.

IFRS 16 eliminates the classification of leases as either operating leases or finance leases for a lessee. Instead all leases are treated in a similar way to finance leases applying IAS 17. Leases are ‘capitalized’ by recognizing the present value of the lease payments and showing them either as lease assets (right-of-use of assets) or together with property, plant and equipment. If lease payments are made over time, a company also recognizes a financial liability representing its obligation to make future lease payments.

In the income statement, IFRS 16 replaces the straight-line operating lease expense for those leases applying IAS 17, with a depreciation charge for the lease asset (included within operating expenses) and an interest expense on the lease liability (included within finance expenses). IFRS 16 also impacts the presentation of cash flows related to former off-balance sheet leases.

The Company performed its assessment of the impact on its consolidated financial statements. The most significant impact identified is that the Company recognizes new assets and liabilities for its existing operating leases of land rights, buildings, offices and equipment.

The standard is effective for annual periods beginning on or after January 1, 2019, with earlier application permitted for entities that apply IFRS 15 at or before the date of initial application of IFRS 16. The Company decided to early adopt the standard as of January 1, 2018.

An entity shall apply this standard using one of the following two methods: full retrospectively approach or a modified retrospective approach. The Company has chosen the latter and accounted for assets as an amount equal to liability at the date of initial application. The impact on the opening balance sheet of these consolidated financial statements is shown in the table below.

The impact of applying IFRS 16 to the condensed interim financial statements for the six-month period ended June 30, 2018 is not significant.

Summary of adjustments arising from application of IFRS 9 and IFRS 16 as of December 31, 2017

		IFRS 9 Adjustments
($ in thousands)	As reported	Expected credit losses (*)	Modification of financial liabilities	Hedge accounting	IFRS 16 Adjustments	Restated at December 31, 2017
Contracted concessional assets	9,084,270	(53,048)	—	—	62,982	9,094,204
Deferred tax assets	165,136	14,866	(3,055)	—	—	176,947

Long- term project debt	5,228,917	—	(39,599)	—	—	5,189,318
Grants and other liabilities	1,636,060	—	—	—	62,982	1,699,042
Deferred tax liabilities	186,583	—	8,849	—	—	195,432

Other Reserves	80,968	—	—	1,326	—	82,294
Retained Earnings	(477,214)	(38,182)	27,695	(1,326)	—	(489,027)

(*) The expected credit losses provision only applies to the concessional assets recorded as financial assets for an amount before provision of $936,004 thousand as of December 31, 2017 (see Note 6).

b)	Standards, interpretations and amendments published by the IASB that will be effective for periods beginning after June 30, 2018:

·
IFRS 9 (Amendments to IFRS 9): Prepayment Features with Negative Compensation. This Standard is applicable for annual periods beginning on or after January 1, 2019 under IFRS-IASB, earlier application is permitted.

·	IFRS 17 ‘Insurance Contracts’. This Standard is applicable for annual periods beginning on or after January 1, 2021 under IFRS-IASB, earlier application is permitted.
·
IAS 19 (Amendment). Amendments to IAS 19: Plan Amendment, Curtailment or Settlement. This amendment is mandatory for annual periods beginning on or after January 1, 2019 under IFRS-IASB, earlier application is permitted.

·	IFRIC 23: Uncertainty over Income Tax Treatments. This Standard is applicable for annual periods beginning on or after January 1, 2019 under IFRS-IASB.
·
IAS 28 (Amendment). Long-term Interests in Associates and Joint Ventures. This amendment is mandatory for annual periods beginning on or after January 1, 2019 under IFRS-IASB, earlier application is permitted.

·	Amendments to References to the Conceptual Frameworks in IFRS Standards. This Standard is applicable for annual periods beginning on or after January 1, 2020 under IFRS-IASB.

The Company does not anticipate any significant impact on the consolidated condensed financial statements derived from the application of the new standards and amendments that will be effective for annual periods beginning after June 30, 2018, although it is currently still in the process of evaluating such application.

Use of estimates

Some of the accounting policies applied require the application of significant judgment by management to select the appropriate assumptions to determine these estimates. These assumptions and estimates are based on the Company´s historical experience, advice from experienced consultants, forecasts and other circumstances and expectations as of the close of the financial period. The assessment is considered in relation to the global economic situation of the industries and regions where the Company operates, taking into account future development of our businesses. By their nature, these judgments are subject to an inherent degree of uncertainty; therefore, actual results could materially differ from the estimates and assumptions used. In such cases, the carrying values of assets and liabilities are adjusted.

The most critical accounting policies, which reflect significant management estimates and judgment to determine amounts in these consolidated condensed interim financial statements, are as follows:

•	Contracted concessional agreements.

•	Impairment of intangible assets and property, plant and equipment.

•	Assessment of control.

•	Derivative financial instruments and fair value estimates.

•	Income taxes and recoverable amount of deferred tax assets.

As of the date of preparation of these consolidated condensed interim financial statements, no relevant changes in the estimates made are anticipated and, therefore, no significant changes in the value of the assets and liabilities recognized at June 30, 2018 are expected.

Although these estimates and assumptions are being made using all available facts and circumstances, it is possible that future events may require management to amend such estimates and assumptions in future periods. Changes in accounting estimates are recognized prospectively, in accordance with IAS 8, in the consolidated income statement of the period in which the change occurs.